Employee benefit plans - Schedule of weighted-average assumptions used to determine PBO (Detail)	Mar. 31, 2024	Mar. 31, 2023
Employee Benefit Plans [Abstract]
Discount rate	1.60%	1.30%
Rate of increase in compensation levels	0.50%	0.40%
Interest crediting rate	2.80%	2.80%